Property, Plant and Equipment	6 Months Ended
Sep. 30, 2024
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following as of September 30, 2024 and March 31, 2024:

	September 30, 2024 (Unaudited)	March 31, 2024

Machinery	$768,221	$744,632
Vehicles	128,001	224,727
Electric equipment	148,208	144,048
Office equipment	79,112	76,891
Leasehold improvement	1,612,907	1,560,897
Total property plant and equipment, at cost	2,736,449	2,751,194
Less: accumulated depreciation	(2,095,748)	(2,023,316)
Less: impairment provision	(410,559)	(399,033)
Total property, plant and equipment, net	$230,142	$328,845

Depreciation expenses were $64,881 and $98,946 for the six months ended September 30, 2024 and 2023, respectively.